Note 14 - Other Income - Other Income (Details) - USD ($) $ in Thousands	3 Months Ended																							12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Statement Line Items [Line Items]
Reversal of interest and penalties																								$ 656	$ 0		$ 0
Eersteling sale receipts																								200	0		0
Other																								234	263		60
Other income	$ 16	$ 185	$ 164	$ 15	$ 62	$ 168	$ 18	$ 43	$ 14	$ 1	$ 2	$ 4	$ 12	$ 7	$ 23	$ 29	$ 27	$ 2,791	$ 1,918	$ 231	$ 5	$ 749	$ 1,289	$ 1,090	$ 263	[1]	$ 60	[1]	$ 46		$ 4,765		$ 2,274

[1]	Refer to note 41.